SCHEDULE OF DEFERRED SHARE UNITS OUTSTANDING (Details)	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	183,997
Outstanding, weighted average fair value | $ / shares	$ 5.05
Weighted average years until expiry, outstanding	1 year 3 days
Deferred share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	168,750	168,750
Outstanding, weighted average fair value | $ / shares	$ 1.38	$ 1.38
Weighted average years until expiry, outstanding	0 years
August 1, 2024 [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	67,083
Outstanding, weighted average fair value | $ / shares	$ 1.38
Weighted average years until expiry, outstanding	9 months
August 1, 2024 [member] | Deferred share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	168,750
Outstanding, weighted average fair value | $ / shares	$ 1.38
Weighted average years until expiry, outstanding	0 years